FORWARD FUNDS

Supplement dated August 1, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pictet Asset Management Limited (“Pictet Ltd”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective September 1, 2012, the section titled “Principal Investment Strategies” on page 21 of the No-Load Prospectus and page 20 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

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Changes to Principal Risks

Effective September 1, 2012, the following principal risks shall be added to the section titled “Principal Risks” on pages 21 through 22 of the No-Load Prospectus and page 21 of the Load Prospectus:

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

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Effective September 1, 2012, the information concerning the following principal risks with respect to the Fund as contained in the table identifying the principal and non-principal risks of the Forward Funds on page 111 of the No-Load Prospectus and pages 115-116 of the Load Prospectus shall be revised to read as follows:

RISKS:	Forward Emerging Markets Fund
Depository Receipts	P
Overseas Exchanges	P

Termination of Pictet Ltd as Sub-Advisor

Effective September 1, 2012, Pictet Ltd will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective September 1, 2012, all references in the prospectuses to Pictet Ltd acting as sub-advisor for the Fund shall be deleted.

Change of Advisory Arrangement of the Fund

Effective September 1, 2012, all references in the prospectuses to Klaus Bockstaller, Paul Broughton, Stephen Burrows, Paul Herber, David Janec, Peter Jarvis, Jim O’Donnell, Avo Ora, and Nathan J. Rowader as the portfolio managers of the Fund or its cash portion shall be deleted.

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Effective September 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

On September 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

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Effective September 1, 2012, the section titled “Investment Advisor/Portfolio Manager” on page 23 of the No-Load Prospectus and page 22 of the Load Prospectus will be replaced in its entirety to read as follows:

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. Coleman, Ruff, and Brewington have managed the Fund since September 2012.

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Effective September 1, 2012, the third sentence of the second paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 123 of the No-Load Prospectus and page 128 of the Load Prospectus shall be revised to read as follows:

Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Dividend Fund, Forward Managed Futures Strategy Fund, Forward

Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

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Effective September 1, 2012, the following paragraphs shall be added under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” before the last paragraph on page 126 of the No-Load Prospectus and before the last paragraph on page 131 of the Load Prospectus:

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has primary responsibility for the day-to-day management of the Forward Emerging Markets Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

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Reduction in Management Fee and Expense Limits

Effective September 1, 2012, the management fee Forward Management receives from the Fund is permanently reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% on the first $500 million of the Fund’s average daily net assets, 1.20% on the second $500 million of the Fund’s average daily net assets and 1.15% on the Fund’s average daily net assets in excess of $1 billion to an annual rate of 1.10% on the Fund’s average daily net assets. Additionally, effective September 1, 2012, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is permanently reduced as follows:

Class	Expense Limit Prior to September 1, 2012	Expense Limit Effective September 1, 2012
Investor Class	1.89%	1.79%
Institutional Class	1.49%	1.39%
Class C	2.49%	2.39%
Class M	1.49%	1.39%

Accordingly, effective September 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 21 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.03%	1.63%
Fee Waiver and/or Expense Reimbursement(2)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.81%	1.41%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$184	$144
3 Years	$615	$493
5 Years	$1,072	$865
10 Years	$2,338	$1,912

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The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 20 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Class M
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.00%
Other Expenses(2)	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.63%	1.63%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.41%	1.41%

(1)	Restated to reflect current fees.

(2)	Other Expenses for Class C shares are based on estimated amounts for the current year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.39%, and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Class M
1 Year	$344	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

You would pay the following expenses if you did not redeem your shares:

	Class C	Class M
1 Year	$244	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

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Effective September 1, 2012, the information concerning the management fee paid to the investment advisor and/or sub-advisor(s) of the Forward Funds on page 127 of the No-Load Prospectus and page 132 of the Load Prospectus shall be revised to read as follows:

FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Emerging Markets Fund	1.10%	1.10%	N/A

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The following footnote pertaining to the Fund is added to the table on page 127 of the No-Load Prospectus and page 132 of the Load Prospectus:

Effective as of September 1, 2012, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Emerging Markets Fund. Effective as of September 1, 2012, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was reduced from 1.25% to 1.10%.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP EMRG STAT 08012012

FORWARD FUNDS

Supplement dated August 1, 2012

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2012, as supplemented

This supplement amends the SAI dated May 1, 2012, as supplemented, in order to incorporate changes of the advisory arrangement and fee arrangements for the Forward Emerging Markets Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of September 1, 2012:

Change of Advisory Arrangement of the Fund

Effective September 1, 2012, all references in the SAI to Pictet Asset Management Limited (“Pictet Ltd”) as the sub-advisor to the Fund and to Klaus Bockstaller, Paul Broughton, Stephen Burrows, Paul Herber, David Janec, Peter Jarvis, Jim O’Donnell, Avo Ora, and Nathan J. Rowader as the portfolio managers of the Fund or its cash portion shall be deleted.

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Effective September 1, 2012, the following paragraph shall be added under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” to replace the first paragraph on page 15 of the SAI:

Forward Management directly manages the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Dividend Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund (collectively, the “Forward Management Directly Advised Funds”). Forward Management has delegated to the Sub-Advisors the authority to manage each other Fund of the Trust.

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Effective September 1, 2012, the following changes shall be made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 16-22 of the SAI:

The first sentence of the first full paragraph on page 18 is replaced in its entirety to read as follows:

The Investment Advisor compensates the Sub-Advisors for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Global Credit Long/Short Fund, Forward International Small Companies Fund (non-cash portion), Forward Tactical Enhanced Fund, and Forward Tactical Growth Fund out of the Investment Advisor’s revenues.

The first sentence of the paragraph on page 20 is revised to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Global Credit Long/Short Fund, Forward International Small Companies Fund (non-cash portion), Forward Tactical Enhanced Fund and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund and Forward Investment Grade Fixed-Income Fund are paid an annual fee from the Trust on behalf of the applicable Fund.

The reference to the Fund in the table on page 20 concerning the sub-advisory fee rates is removed in its entirety.

The second sentence of the paragraph on page 22 is deleted in its entirety.

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Effective September 1, 2012, the following information regarding the other accounts managed by the portfolio managers of the Fund shall be added to the information under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on pages 28-39 of the SAI:

Forward Emerging Markets Fund

The Forward Emerging Markets Fund is team managed by David L. Ruff, CFA, Randall T. Coleman, CFA, and Bruce R. Brewington, Portfolio Manager. David Ruff has primary responsibility for the day-to-day management of the Fund. The tables below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Ruff, Coleman and Brewington managed as of December 31, 2011:

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	7	$401.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	245	$114.3	0	$0.0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$37.8	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	245	$114.3	0	$0.0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$37.8	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	245	$114.3	0	$0.0

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds. For example, the nature and amount of compensation paid to Forward Management may be different in that certain accounts are subject to asset-based fees and other accounts are subject to performance-based fees. Forward Management and its personnel may also have differing investment or pecuniary interests in different accounts managed by Forward Management, and the personnel may have differing compensatory interests with respect to different accounts. Forward Management faces a potential conflict of interest when (i) the actions taken on behalf of one account may impact other similar or different accounts (e.g., where accounts have the same or similar investment strategies or otherwise compete for investment opportunities, have potentially conflicting investment strategies or investments, or have differing ability to engage in short sales and economically similar transactions) and/or (ii) Forward Management and its personnel have differential interests in such accounts (e.g., where Forward Management or its related persons are exposed to different potential for gain or loss through differential ownership interests or compensation structures) because Forward Management may have an incentive to favor certain accounts over others that may be less lucrative. Such conflicts may present particular concern when, for example, Forward Management places, or allocates the results of, securities transactions that Forward Management believes could more likely result in favorable performance, engages in cross trades, or executes potentially conflicting or competing investments. To mitigate these conflicts, Forward Management’s policies and procedures seek to ensure that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of Forward Management’s (or such personnel’s) pecuniary, investment, or other financial interests, and to ensure fair and equitable allocation of investment opportunities among its clients over time.

The compensation of Messrs. Ruff, Coleman, and Brewington consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

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Effective September 1, 2012, the information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 39-41 of the SAI shall be replaced to read as follows:

Information as of December 31, 2011 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
David Ruff**	Forward Emerging Markets Fund	A
Randall Coleman**	Forward Emerging Markets Fund	A
Bruce Brewington**	Forward Emerging Markets Fund	A

*	Key to Dollar Ranges
**	Information as of July 25, 2012
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Change in Management Fee and Expense Limits

Effective September 1, 2012, the following changes are made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 18-22 of the SAI:

The information concerning the investment advisory fee paid by the Fund as contained in the table on pages 16-17 of the SAI is replaced to read as follows:

Fund	Advisory Fee
Forward Emerging Markets Fund	1.10%

The information concerning the investment sub-advisory fee paid by the Fund as contained in the table on page 20 of the SAI is deleted in entirety.

The information concerning the expense limitation agreement with the Fund as contained in the table on pages 21-22 of the SAI is replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward Emerging Markets Fund	Class C	April 30, 2013	2.39%
Forward Emerging Markets Fund	Class M	April 30, 2013	1.39%
Forward Emerging Markets Fund	Investor Class	April 30, 2013	1.79%
Forward Emerging Markets Fund	Institutional Class	April 30, 2013	1.39%

Please keep this supplement for future reference

SUPP EMRG SAI 08012012